Reconciliation of The Differences Between Basic and Diluted EPS (Details) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of the differences between basic and diluted EPS
Net loss attributable to Sony Corporation's stockholders	¥ (259,585)	¥ (40,802)	¥ (98,938)
Weighted-average shares outstanding	1,003,559	1,003,520	1,003,499
Effect of dilutive securities:
Stock acquisition rights	0
Convertible bonds	0
Weighted-average shares for diluted EPS computation	1,003,559	1,003,520	1,003,499
Basic EPS	¥ (258.66)	¥ (40.66)	¥ (98.59)
Diluted EPS	¥ (258.66)	¥ (40.66)	¥ (98.59)
Reconciliation of The Differences Between Basic and Diluted EPS (Textuals) [Abstract]
Potential shares of common stock upon the exercise of warrants and stock acquisition rights excluded from the computation of diluted EPS	19,383	17,600	13,553